Other Receivables (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Value added tax receivable	SFr 26,438	SFr 96,853
Withholding tax receivable	24,113	18,526
Deposit credit cards	80,040	80,040
Other	204,708	124,955
Total other receivables	SFr 335,299	SFr 320,374